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                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                     SUPPLEMENT DATED APRIL 29, 2003 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 25, 2002,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Effective on or about February 28, 2003, the first sentence in the section of the prospectus entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER" is hereby deleted and replaced with the following:

    Van Kampen Investment Advisory Corp. is the investment adviser (the "Adviser" or "Advisory Corp.") of the Fund.

    (2) Effective on or about February 28, 2003, the section of the prospectus entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is titled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT" and the second paragraph after the table in that section is hereby deleted in its entirety.

    (3) Effective on or about February 28, 2003, the section of the prospectus entitled "FOR MORE INFORMATION -- INVESTMENT ADVISER AND ADMINISTRATOR" is titled "FOR MORE INFORMATION -- INVESTMENT ADVISER".

                                                                   MSWW SPT 4/03
                                                                        65009SPT
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    (4) Effective on or about February 28, 2003, the section of the prospectus entitled "FOR MORE INFORMATION -- CUSTODIAN" is deleted in its entirety and replaced with the following:

    CUSTODIAN
    State Street Bank and Trust Company
    225 West Franklin Street, PO Box 1713
    Boston, MA 02110-1713

    (5) Effective March 1, 2003, in all instances the transfer agent's mailing address is changed to:

    Van Kampen Investor Services Inc.
    PO Box 947
    Jersey City, NJ 07303-0947

    (6) The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Taxable Fixed-Income team. The team is made up of established investment professionals. Current members of the team include Abigail L. McKenna, a Managing Director of the Subadviser, and Gordon W. Loery and Eric Baurmeister, Executive Directors of the Subadviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE